Earnout Shares (Tables)	3 Months Ended
Mar. 31, 2023
Earnout Shares
Schedule of number of Earnout Shares

	Triggering Event I	Triggering Event II	Triggering Event III
Derivative liability	8,059,386	8,059,386	5,372,923
Stock compensation	148,006	148,006	98,671
Total Earnout Shares	8,207,392	8,207,392	5,471,594

Schedule of assumptions used in valuation of instruments

Inputs	March 31, 2023	March 30, 2023
Current stock price	$20.80	$12.68
Stock price targets	$12.50, $15.00, $17.50	$12.50, $15.00, $17.50
Expected life (in years)	5.0	5.0
Earnout period (in years)	4.75	4.75
Risk-free interest rate	3.69%	3.75%
Expected volatility	40%	40%
Expected dividend yield	—%	—%